GENERAL	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 - GENERAL

Foresight Autonomous Holdings Ltd. (the “Company”) was originally incorporated in Israel in September 1977 under the name “Golan Malechet Machshevet Ltd.” as a private company, and in April 1987 became a public company. In 2010, the Company changed its name to “Asia Development (A.D.B.M.) Ltd.” The Company’s ordinary shares, no par value, (the “Ordinary Shares”) are traded on the Tel Aviv Stock Exchange (“TASE”). In addition, since June 15, 2017, the Company has American Depository Shares (the “ADSs”) registered with the U.S. Securities and Exchange Commission. The ADSs are listed on The Nasdaq Capital Market, and the ratio of the Company’s Ordinary Shares to ADSs is 30:1 (see note 2K). On January 5, 2016, the Company acquired (the “Acquisition Transaction”) 100% of the outstanding shares of Foresight Automotive Ltd. (“Foresight Ltd.”), a company incorporated in Israel, pursuant to a capital share exchange agreement dated as of October 11, 2015, among the Company, Magna B.S.P. Ltd. (“Magna”), and Foresight Ltd. In exchange for the outstanding shares of Foresight Ltd., the Company issued to Magna a total of 35,884,116 of the Company’s Ordinary Shares representing approximately 64.50% of the Ordinary Shares then issued and outstanding after giving effect to the Acquisition Transaction. As a result of the Acquisition Transaction, Foresight Ltd. became a wholly owned subsidiary of the Company as of January 5, 2016, and, subsequently to the Acquisition Transaction, the Company changed its name to “Foresight Autonomous Holdings Ltd.”

Foresight Ltd. was established in July 2015 by Magna to transfer all of Magna’s three-dimensional (3D) computer vision research and development technology and business in the area of Advanced Driver Assistance Systems (“ADAS”) to a separate entity. As part of the reorganization, Magna transferred to Foresight Ltd. all the intellectual assets comprised mostly of know-how, software and algorithms developed by Magna. As of December 31, 2023, Magna holds %7.53 of the Company’s shares.

Eye-Net Mobile Ltd (“Eye-Net”) was established in May 2018 by Foresight Ltd. in order to develop cellular based, beyond-line-of-sight, accident prevention solutions. On September 15, 2022, Foresight Ltd. transferred the shares of Eye-Net to the Company, free of charge and in accordance with the provisions of Section 104 C of the Israeli Income Tax Ordinance [New Version] 5721-1961, so that after the transfer of the shares, the Company directly holds all of the shares of Eye-Net.

On January 5, 2022, the Company announced the establishment of Foresight Changzhou Automotive Ltd., (“Foresight Changzhou”), a wholly owned subsidiary of Foresight Ltd., in Jiangsu Province, China. Foresight Changzhou was established in cooperation with the China-Israel Changzhou Innovation Park (CIP), a bi-national governmental initiative that provides a unique platform for Israeli industrial companies seeking to enter the Chinese market.

The Company and its subsidiaries Foresight Ltd., Eye-Net and Foresight Changzhou are collectively referred to as the “Company” or the “Group.”

The Company is a technology company developing smart multi-spectral vision software solutions and cellular-based applications. Through its wholly owned subsidiaries, Foresight Ltd. and Eye-Net, the Company develops both “in-line-of-sight” vision systems and “beyond-line-of-sight” accident-prevention solutions.

The Company’s vision solutions include modules of automatic calibration and dense 3D point cloud that can be applied to diverse markets such as automotive, defense, autonomous vehicles, and heavy industrial equipment. Eye-Net’s cellular-based solution suite provides real-time pre-collision alerts to enhance road safety and situational awareness for all road users in the urban mobility environment by incorporating cutting-edge artificial intelligence (“AI”) technology and advanced analytics.

The Group activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize its technology before competitors develop similar technology. In addition, the Group is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements and limited operating history.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

To date, the Company has not generated significant revenues from its activities and has incurred substantial operating losses. Management expects the Company to continue to generate significant operational losses and to continue to fund operations primarily through the utilization of its current financial resources, sales of its products, and through additional raises of capital. Management plans to alleviate the concerns, most of which have already been implemented, included the sale of its investment in Rail Vision (see note 18B) and a reduction in the monthly cash burn rate. Such plans have been incorporated into the Company's budget for the year 2024, and therefore the Company anticipates its existing cash will be sufficient to fund its expected operating cash requirements for at least twelve months following the date of this report.